Mortgage Servicing Assets - Schedule of Range and Weighted-Average of Significant Unobservable Inputs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Agency commercial mortgage-backed securities | Minimum
Servicing Assets at Fair Value [Line Items]
Expected defaults	1.00%	1.00%
Residual cash flows discount rate	6.96%	7.00%
Escrow earn rate	3.94%	4.62%
Prepayment rate	8.00%	8.00%
Agency commercial mortgage-backed securities | Maximum
Servicing Assets at Fair Value [Line Items]
Expected defaults	2.00%	2.00%
Residual cash flows discount rate	10.84%	10.61%
Escrow earn rate	4.09%	4.70%
Prepayment rate	45.00%	45.00%
Agency commercial mortgage-backed securities | Weighted-Average
Servicing Assets at Fair Value [Line Items]
Expected defaults	1.01%	1.01%
Residual cash flows discount rate	10.58%	10.31%
Escrow earn rate	4.08%	4.69%
Prepayment rate	10.05%	10.29%
Agency residential mortgage-backed securities | Minimum
Servicing Assets at Fair Value [Line Items]
Residual cash flows discount rate	6.50%	6.50%
Prepayment rate	6.01%	5.42%
Servicing cost	$ 70.00	$ 70.00
Agency residential mortgage-backed securities | Maximum
Servicing Assets at Fair Value [Line Items]
Residual cash flows discount rate	8.75%	8.75%
Prepayment rate	33.07%	46.30%
Servicing cost	$ 4,332	$ 4,332
Agency residential mortgage-backed securities | Weighted-Average
Servicing Assets at Fair Value [Line Items]
Residual cash flows discount rate	6.62%	6.61%
Prepayment rate	8.33%	7.69%
Servicing cost	$ 76.47	$ 75.99